Decommissioning Obligations - Detailed Information about Decommissioning Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of decommissioning liabilities [abstract]
Opening carrying amount	$ 118,903	$ 104,421
Changes in estimates and new estimated cash flows	1,966	10,402
Accretion of present value discount	4,852	4,080
Closing carrying amount	$ 125,721	$ 118,903